Dechert LLP

30 Rockefeller Plaza

New York, NY 10112

July 29, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC  20549-0405

Attention:  Jay Ingram

                  Brian Bhandri

RE:         Federal Services Acquisition Corporation

                Registration Statement on Form S-1

                File No. 333-132220

                Amendment Filed: June 23, 2005

Ladies and Gentlemen:

At the request of Federal Services Acquisition Corporation, a Delaware corporation (the “Company”), we are responding to comments raised by the Staff of the Securities and Exchange Commission (the “Commission”) in the comment letter dated July 19, 2005 from John Reynolds of the Commission to Joel R. Jacks, Chairman and Chief Executive Officer of the Company relating to Amendment No. 1 to the Registration Statement on Form S-1 of the Company initially filed with the Commission on May 4, 2005 (the “Registration Statement”).  The Registration Statement relates to the Company’s initial public offering of 21,000,000 units, each unit consisting of one share of the Company’s common stock and two warrants for an aggregate public offering price of $126,000,000.

We have filed simultaneously Amendment No. 2 to the Registration Statement and have attached a marked copy of such Amendment indicating the changes that the Company has made to the Registration Statement in response to the Staff’s comments as well as certain additional changes.

The numbered paragraphs below correspond to the numbers of the paragraphs in which the comments were made.  For your convenience, we have included above each response a copy of the comment to which we are responding.

Comments and Responses:

General

1.                                       Comment:  All exhibits are subject to our review.  Please file or submit all of your exhibits, including the legality opinion, with your next amendment or as soon as possible.  Understand that we will need adequate time to review these materials before accelerating effectiveness.

Response:  The Company has filed all the substantive exhibits to the Registration Statement with Amendment No. 2.  The legality opinion will be filed by a subsequent amendment.

2.                                       Comment:  We note your response to our prior comment 5 and your reference to the ability of existing stockholders to participate in any liquidation distribution.  Our prior comment, however, did not seek information or disclosure relating to distributions in the event of liquidation.  We, therefore, reissue our prior comment.  Please provide disclosure with respect to the conversion rights to discuss the relative benefits and financial advantages to utilization of such feature between the existing stockholders and the public stockholders.  This disclosure should include, in part, an analysis and comparison of the financial consequences of the exercise of the conversion right when exercised by an existing stockholder as compared to a public stockholder.  In this context, we note that: (i) the existing stockholders are allowed to make purchases of shares in both the offering and in the open market subsequent to the offering; (ii) there appears to be a disincentive for public stockholders to exercise their conversion rights due to the fact that the amount available to such stockholders (approximately $5.46 per share) is virtually certain to be less than the purchase price paid for the unit in the offering ($6.00); and (iii) there does not appear to be a corresponding disincentive for existing stockholders to exercise their conversion rights since their existing shares have an effective purchase price of $0.0011 per share and thus even after paying the offering price and/or market price for the other shares acquired after the date of the prospectus, the effective cost to the existing stockholders of their shares will be less than the conversion price of approximately $5.50 per share.  Similar disclosure should be provided, as applicable, with respect to the shares held by the Underwriters.  If our understanding is incorrect, please advise.  We may have further comment.

Response:  In response to the Staff’s prior comment requesting disclosure with respect to discussing the relative benefits and financial advantages to utilization of the conversion rights feature between the existing stockholders and the public stockholders, the current stockholders have agreed to vote all shares of common stock held by them (including common stock acquired in the IPO or thereafter) with the majority of the public stockholders.  Accordingly, they will not be eligible to convert their shares and, consequently, do not have the disincentive referred to in the Staff’s comment.  We have amended the disclosure.  Furthermore, if the Company fails to consummate a business combination, the Company’s existing stockholders have agreed to waive their respective rights to participate in any liquidation distribution with respect to the shares of common stock owned by them prior to the IPO.

3.                                       Comment:  We refer you to your supplemental submission in response to our previous comment 6.  Add risk factor disclosure that incorporates the information contained in your supplemental submission and the risks stemming from the nature of the information.  Specifically, identify the number of companies that have registered or are seeking to register blank check offerings underwritten on a firm commitment basis, the amount escrowed to date, and whether the blank checks have engaged in the desired business combination outlined in the prospectus.

Response: The Company has added a Risk Factor entitled:   “[B]ecause there are numerous companies with a business plan similar to ours seeking to effectuate a business combination, it may be more difficult for us to do so.” in accordance with the Staff’s request.

4.                                       Comment:  In the appropriate place(s) in the prospectus, please disclose the substance of your supplemental response to our prior comment 21, i.e., that you will not seek to acquire one or more of the portfolio companies in which the private equity funds managed by Messrs. Jacks and Schulte have an investment interest.

Response:  The requested disclosure has been added under the caption “Certain Relationships and Related Transactions.”

Prospectus Summary

5.                                       Comment:  In response to our previous comment 8, you tell us that “CMEP has been approached periodically in the past . . . . by investment bankers and other people in the industry to consider acquiring companies in the industry in deals with values in excess of $95 million.”  Please disclose, in full, the dates of these discussions, the nature and substance of these discussions, and the companies and/or acquisitions that may have been discussed.  Since it appears as though you intend to rely on the information gained in these discussions — otherwise, it is unclear why you seek to value the offering at an amount in excess of that which precluded CMEP from pursuing similar transactions — full disclosure of this information is required.  Please refer to Instruction 6 to Item 504 of Regulation S-K.  In this regard, please reconcile the statements you make on page 29 where disclosure indicates you do not “have any specific merger . . . or other similar business combination under consideration and have not had any discussions, formal or otherwise with respect to such a transaction.”  We may have further comment.

Response:  We have supplementally provided the Staff with our response to Comment No. 5.

6.                                       Comment:  We reissue a portion of our prior comment 13.  Please disclose the circumstances under which CRT Capital may shorten the timeframe within which the securities may begin separate trading.

Response:  As disclosed on the cover page of the Registration Statement and under the caption “Underwriting” included in Amendment No. 1 which was previously filed, each of the common stock and warrants will begin separate trading on the earlier to occur of the expiration of the underwriter’s option to purchase up to 3,150,000 additional units to cover over-allotments or 20 days after the exercise in full or in part by the underwriter of such option, subject to the filing of an 8-K that includes an audited balance sheet reflecting our receipt of the gross proceeds of the offering.  Accordingly, the underwriter cannot subjectively shorten the time frame within which the securities may begin separate trading.

Risk Factors, page 8

7.                                       Comment:  Disclose, if true, that the agreement of the existing stockholders with the underwriter to purchase warrants in the after-market will have the effect of stabilizing the price for such warrants.  In addition, discuss the impact on the market once such purchases are completed.

Response:  The Company has revised its disclosure in accordance with the Staff’s request under the caption “Principal Stockholders.”

Proposed Business, page 31
Introduction, page 31

8.                                       Comment:  Please define your use of the term “platform company.”

Response:  The Company has revised its disclosure in accordance with the Staff’s request under the caption “Proposed Business — Introduction.”

9.                                       Comment:  We note your revisions in response to our prior comment 10.  Advise us as to the public availability of the sources cited.  If the source is not available for no or nominal charge, you are advised that the company must provide a consent for its’ use or adopt the information as the company’s own.

Response:  All third-party sources cited in the “Business” section of the Registration Statement are available for no or nominal charge, except for Professional Services Council (“PSC”).  The Company has filed PSC’s consent as exhibit 23.3 to the Registration Statement.

10.                                 Comment:  In response to our prior comment 25, we note that you removed disclosure that served as the basis for our previous comment.  Specifically, you no longer make reference to the “more attractive” companies in the federal services industry.  Explain why you have removed disclosure that served as a basis for our previous comment.  We may have further comment.

Response:  The Company believes that there are numerous attractive acquisition opportunities in the federal services and defense industries but has concluded that the

Company’s subjective determination is not appropriate to be included in a Registration Statement on which the public will rely.

11.                                 Comment:  From your supplemental response to our prior comment 34, it appears that certain employees of CMLS Management will be actively assisting your operations.  It further appears as though there are individuals whom maintain economic interests in your company via the holdings of FSAC Partners, LLC.  In this regard, significantly expand the disclosure relating to FSAC Partners, L.L.C.  In doing so, please address the financial relationships that have been established between you, CMLS Management, CM Equity Management, and FSAC Partners; the precise business nature of CMLS Management and CM Equity Management; the extent to which management intends to utilize the resources of CMLS Management and CM Equity Management; the various players that will be associated with researching, structuring, negotiating, and finalizing any potential combination; and the manner and methods by which Messrs. Jacks and Schulte intend to distribute the securities that are held by FSAC Partners.  Given that it appears as though you are installing the full operational support of CMLS and, perhaps that of CM Equity Management, to conduct your operations, please clarify for us how the operations of Federal Services Acquisition Corp, differ from that of CMLS Management or CM Equity Management, L.P.  In this regard, provide a detailed legal analysis addressing the applicability of the Investment Company Act of 1940 to your proposed business.  We may have further comment.

Response:  The only financial relationships between the Company, CMLS Management, CM Equity Management, and FSAC Partners are the following:  FSAC Partners is a newly formed entity that is a shareholder of the Company.  CM Equity Management has agreed for a fee of $7,500 per month to provide the Company with office space and general and administrative services.  Each of these relationships is clearly disclosed in the Registration Statement.  Each of CMLS Management and CM Equity Management manages a leveraged buyout fund.  One of those funds is fully invested and cannot make additional acquisitions; the other fund is almost fully invested.  Further, both funds can and do invest in industries other than the federal services and defense industries.  Accordingly, the businesses of those funds are significantly different than the Company’s business.

Moreover, the Company has disclosed that in order to minimize potential conflicts of interest each principal of CMLS Management and CM Equity Management has agreed, until the earliest of the Company’s initial business combination or its liquidation or such time as they cease to be officers or directors of the Company, to present to the Company for its sole consideration, prior to presentation to any other entity, any business opportunity with a potential transaction value in excess of $95 million which may reasonably be required to be presented to the Company under Delaware law, subject to any fiduciary obligations arising from a fiduciary relationship existing prior to the establishment of a fiduciary relationship with the Company.

The members of FSAC Partners are employees of CMEP.  The interests in FSAC Partners have already been acquired by these employees and consequently will not be distributed by Messrs. Jacks or Schulte.  (The shares owned by FSAC Partners are beneficially owned by Messrs. Jacks and Schulte since under FSAC Partner’s operating agreement, Messrs. Jacks and Schulte have the right to vote and dispose of such shares.)  FSAC Partners does not intend to distribute the shares owned by it until after the shares are released from escrow.  They may assist the Company in finding and evaluating a business combination.  They will not receive any compensation for such services.  Other than the services of these employees and the general and administrative services (as well as office space) described above, the Company does not intend to utilize the resources of CMLS Management or CM Equity Management.  The Company has added appropriate disclosure concerning FSAC Partners to the “Principal Stockholders” section.

The Company is exempt from the Investment Company Act of 1940 because the proceeds of the offering held in trust may only be invested by the trust agent in “government securities” with specific maturity dates or in money market funds meeting certain conditions under Rule 2a.7 promulgated under such Act.  The funds managed by CMLS Management and CM Equity Management are exempt from the Investment Company Act of 1940 pursuant to Section 3(c)(1).  As stated above, these two funds are separate and distinct from the Company and, therefore, the availability of the Section 3(c)(1) exemption is not compromised by the public offering of the Company’s securities or the Company’s subsequent status as a public company.

On behalf of the Company we have arranged for delivery to the attention of each of Jay Ingram and Brian Bhandri of the Commission via Federal Express for overnight delivery three copies of this response letter together with marked copies of Amendment No. 2.

We hope that the Staff will be able to accommodate the Company by responding to this response letter as soon as practicable.  In the meantime, should you have any questions, comments or desire further information regarding any of the responses or the attached filing, please contact the undersigned at (212) 698-3679.

Sincerely,

/s/ Gerald Adler

Gerald Adler

Attachments via Edgar/Enclosures via Federal Express

cc:  Joel R. Jacks, Chairman and Chief Executive Officer